Stockholders’ equity	12 Months Ended
Dec. 31, 2022
Stockholders Equity
Stockholders’ equity

Note 19 - Stockholders’ equity

a) Capital

Capital is represented by 9,804,135,348 book-entry shares with no par value, of which 4,958,290,359 are common shares and 4,845,844,989 are preferred shares with no voting rights, but with tag-along rights in a public offering of shares, in a possible transfer of control, assuring them a price equal to 80% (eighty per cent) of the amount paid per voting share in the controlling block, and a dividend at least equal to that of the common shares.

The breakdown and change in shares of paid-in capital in the beginning and end of the period are shown below:

		12/31/2022
		Number			Amount
		Common	Preferred	Total
Residents in Brazil	12/31/2021	4,929,997,183	1,771,808,645	6,701,805,828	62,020
Residents abroad	12/31/2021	28,293,176	3,074,036,344	3,102,329,520	28,709
Shares of capital stock	12/31/2021	4,958,290,359	4,845,844,989	9,804,135,348	90,729
Shares of capital stock	12/31/2022	4,958,290,359	4,845,844,989	9,804,135,348	90,729
Residents in Brazil	12/31/2022	4,927,867,243	1,629,498,182	6,557,365,425	60,683
Residents abroad	12/31/2022	30,423,116	3,216,346,807	3,246,769,923	30,046
Treasury shares (1)	12/31/2021	-	24,244,725	24,244,725	(528)
Result from delivery of treasury shares		-	(20,976,037)	(20,976,037)	457
Treasury shares (1)	12/31/2022	-	3,268,688	3,268,688	(71)
Number of total shares at the end of the period (2)	12/31/2022	4,958,290,359	4,842,576,301	9,800,866,660
Number of total shares at the end of the period (2)	12/31/2021	4,958,290,359	4,821,600,264	9,779,890,623

			12/31/2021
			Number			Amount
			Common	Preferred	Total
Residents in Brazil	12/31/2020	12/31/2020	4,929,824,281	1,820,159,657	6,749,983,938	66,885
Residents abroad	12/31/2020	12/31/2020	28,466,078	3,025,685,332	3,054,151,410	30,263
Shares of capital stock	12/31/2020	12/31/2020	4,958,290,359	4,845,844,989	9,804,135,348	97,148
Shares of capital stock	12/31/2021	12/31/2021	4,958,290,359	4,845,844,989	9,804,135,348	90,729
Residents in Brazil	12/31/2021	12/31/2021	4,929,997,183	1,771,808,645	6,701,805,828	62,020
Residents abroad	12/31/2021	12/31/2021	28,293,176	3,074,036,344	3,102,329,520	28,709
Treasury shares (1)	12/31/2020	12/31/2020	-	41,678,452	41,678,452	(907)
Result from delivery of treasury shares			-	(17,433,727)	(17,433,727)	379
Treasury shares (1)	12/31/2021	12/31/2021	-	24,244,725	24,244,725	(528)
Number of total shares at the end of the period (2)	12/31/2021	12/31/2021	4,958,290,359	4,821,600,264	9,779,890,623
Number of total shares at the end of the period (2)	12/31/2020	12/31/2020	4,958,290,359	4,804,166,537	9,762,456,896
1) Own shares, purchased based on authorization of the Board of Directors, to be held in Treasury, for subsequent cancellation or replacement in the market.
2) Shares representing total capital stock net of treasury shares.

Below is the average cost of treasury shares and their market price in reais. In 2022 and 2021, there was no acquisition of treasury shares.

Cost / market value	12/31/2022		12/31/2021
	Common	Preferred	Common	Preferred
Average cost	-	21.76	-	21.76
Market value on the last day of the base date	21.89	25.00	19.09	20.95

b) Dividends

Shareholders are entitled to a mandatory minimum dividend in each fiscal year, corresponding to 25% of adjusted net income, as set forth in the Bylaws.  Common and preferred shares participate equally in income distributed, after common shares have received dividends equal to the minimum annual priority dividend payable to preferred shares (R$ 0.022 non-cumulative per share).

ITAÚ UNIBANCO HOLDING monthly advances the mandatory minimum dividend, using the share position of the last day of the previous month as the calculation basis, and the payment made on the first business day of the subsequent month in the amount of R$ 0.015 per share.

I - Calculation of dividends and interest on capital

	12/31/2022	12/31/2021	12/31/2020
Statutory net income	29,695	26,236	18,961
Adjustments:
(-) Legal reserve - 5%	(1,485)	(1,312)	(948)
Dividend calculation basis	28,210	24,924	18,013
Minimum mandatory dividend - 25%	7,053	6,231	4,503
Dividends and interest on capital paid / accrued	8,368	6,231	4,503

II - Stockholders' compensation

	12/31/2022
	Gross value per share (R$)	Value	WHT (With holding tax)	Net
Paid / prepaid		4,906	(735)	4,171
Interest on capital - 11 monthly installments paid from February to December 2022	0.0150	1,902	(285)	1,617
Interest on capital - paid on 08/30/2022	0.2605	3,004	(450)	2,554
Accrued (Recorded in Other liabilities - Social and statutory)		4,938	(741)	4,197
Interest on capital - 1 monthly installment paid on 01/02/2023	0.0150	173	(26)	147
Interest on capital - credited on 12/08/2022 to be paid until 04/28/2023	0.4133	4,765	(715)	4,050
Total - 01/01 to 12/31/2022		9,844	(1,476)	8,368

	12/31/2021
	Gross value per share (R$)	Value	WHT (With holding tax)	Net
Paid / prepaid		4,179	(407)	3,772
Dividends - 10 monthly installments paid from February to November 2021	0.0150	1,466	-	1,466
Interest on capital - 1 monthly installment paid in December 2021	0.0150	173	(26)	147
Interest on capital - paid on 08/26/2021	0.2207	2,540	(381)	2,159
Accrued (Recorded in Other liabilities - Social and statutory)		2,894	(435)	2,459
Interest on capital - 1 monthly installment paid on 01/03/2022	0.0150	173	(26)	147
Interest on capital - credited on 11/26/2021 to be paid until 04/29/2022	0.2249	2,587	(388)	2,199
Interest on capital	0.0116	134	(21)	113
Total - 01/01 to 12/31/2021		7,073	(842)	6,231

	12/31/2020
	Gross value per share (R$)	Value	WHT (With holding tax)	Net
Paid / prepaid		2,127	(78)	2,049
Dividends - 11 monthly installments paid from February to December 2020	0.0150	1,610	-	1,610
Interest on capital - paid on 08/26/2020	0,0450	517	(78)	439
Accrued (Recorded in Other liabilities - Social and statutory)		2,861	(407)	2,454
Dividends - 1 monthly installment paid on 01/04/2021	0.0150	146	-	146
Interest on capital - credited on 12/17/2020 to be paid until 04/30/2021	0,0544	624	(93)	531
Interest on capital - credited on 01/28/2021 to be paid until 04/30/2021	0.0426	490	(74)	416
Dividends or Interest on capital	0.1394	1,601	(240)	1,361
Total - 01/01 to 12/31/2020		4,988	(485)	4,503

c) Capital reserves and profit reserves

	12/31/2022	12/31/2021	12/31/2020
Capital reserves	2,480	2,250	2,326
Premium on subscription of shares	284	284	284
Share-based payment	2,192	1,962	2,038
Reserves from tax incentives, restatement of equity securities and other	4	4	4
Profit reserves	86,892	66,161	47,347
Legal (1)	15,071	13,586	12,274
Statutory (2,3)	71,821	52,575	35,073
Total reserves at parent company	89,372	68,411	49,673
1) Its purpose is to ensure the integrity of capital, compensate loss or increase capital.
2) Its main purpose is to ensure the yield flow to shareholders.
3) Includes R$ 288 which refers to net income remaining after the distribuition of dividends and appropriations to statutory reserves in the statutory accounts of ITAÚ UNIBANCO HOLDING.

d) Non-controlling interests

	Stockholders’ equity		Income
	12/31/2022	12/31/2021	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Itaú CorpBanca	6,926	9,836	887	1,310	(4,135)
Itaú CorpBanca Colombia S.A.	14	476	3	38	(15)
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento	769	666	123	131	164
Luizacred S.A. Soc. Cred. Financiamento Investimento	377	426	(50)	76	102
Other (1)	1,304	208	72	69	52
Total	9,390	11,612	1,035	1,624	(3,832)
1) As from 2022, in accordance with Regulatory Instruction No. 272 of 04/01/2022, it includes non-controlling minority of consolidated investments funds.